Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2016	Mar. 10, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Strongbridge Biopharma plc
Entity Central Index Key	0001634432
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		35,335,026
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY